Report Of The Directors Financial Review Risk Report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Financial assets	$ 2,471,203		$ 2,433,785
Off-balance sheet commitments	259,643
Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	62,666
Loan and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	188,258
Loans and advances to customers
Disclosure of financial assets [line items]
Financial assets	981,696		962,964
Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			962,964
Loans and advances to customers | – personal
Disclosure of financial assets [line items]
Financial assets	391,390		374,762
Financial assets and off-balance sheet loan commitments			291,094
Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			374,762
Loans and advances to customers | – corporate and commercial
Disclosure of financial assets [line items]
Financial assets	529,025		516,754
Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			516,754
Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			71,448
Loans and advances to banks
Disclosure of financial assets [line items]
Financial assets	72,167		90,393
Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			90,393
Cash and balances at central banks
Disclosure of financial assets [line items]
Financial assets			180,624
Items in the course of collection from other banks
Disclosure of financial assets [line items]
Financial assets			6,628
Hong Kong Government certificates of indebtedness
Disclosure of financial assets [line items]
Financial assets			34,186
Reverse repurchase agreements - non-trading
Disclosure of financial assets [line items]
Financial assets			201,553
Financial investments
Disclosure of financial assets [line items]
Financial assets			385,159
Debt securities
Disclosure of financial assets [line items]
Financial assets	62,666		52,919
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	61,987
Gross carrying amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	259,742
Gross carrying amount | Loan and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	188,258
Gross carrying amount | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			970,448
Gross carrying amount | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			376,481
Gross carrying amount | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			522,248
Gross carrying amount | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			71,719
Gross carrying amount | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			90,393
Gross carrying amount | Cash and balances at central banks
Disclosure of financial assets [line items]
Financial assets			180,624
Gross carrying amount | Items in the course of collection from other banks
Disclosure of financial assets [line items]
Financial assets			6,628
Gross carrying amount | Hong Kong Government certificates of indebtedness
Disclosure of financial assets [line items]
Financial assets			34,186
Gross carrying amount | Reverse repurchase agreements - non-trading
Disclosure of financial assets [line items]
Financial assets			201,553
Gross carrying amount | Financial investments
Disclosure of financial assets [line items]
Financial assets			385,159
Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	343,110	$ 322,163
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(99)
Allowance for ECL | Loan and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	0
Allowance for ECL | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			(7,484)
Allowance for ECL | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			(1,719)
Allowance for ECL | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			(5,494)
Allowance for ECL | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			(271)
Allowance for ECL | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets			0
Allowance for ECL | Reverse repurchase agreements - non-trading
Disclosure of financial assets [line items]
Financial assets			$ 0
Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(84)	(184)
IFRS 9
Disclosure of financial assets [line items]
Off-balance sheet commitments	615,108
Financial assets and off-balance sheet loan commitments	2,251,833	2,160,680
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	341,782	322,511
IFRS 9 | Loan and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	591,683	544,882
IFRS 9 | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	23,425	25,752
IFRS 9 | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	981,696	949,737
IFRS 9 | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	391,390
IFRS 9 | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	529,025
IFRS 9 | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	61,281
IFRS 9 | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	72,167	82,559
IFRS 9 | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	582,862	557,750
IFRS 9 | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	162,843
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	5,787
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	35,859
IFRS 9 | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	242,804
IFRS 9 | Financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	62,666
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	341,782
IFRS 9 | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	1,645,418	1,599,526
Off-balance sheet commitments	615,526	571,107
Financial assets and off-balance sheet loan commitments	2,260,944	2,170,633
IFRS 9 | Gross carrying amount | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	2,260,944
IFRS 9 | Gross carrying amount | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	341,866	322,695
IFRS 9 | Gross carrying amount | Loan and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	592,008	545,258
IFRS 9 | Gross carrying amount | Loan and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	207,351	196,093
IFRS 9 | Gross carrying amount | Loan and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	271,022	262,391
IFRS 9 | Gross carrying amount | Loan and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	113,635	86,774
IFRS 9 | Gross carrying amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	23,518	25,849
IFRS 9 | Gross carrying amount | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	927	718
IFRS 9 | Gross carrying amount | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	17,355	19,965
IFRS 9 | Gross carrying amount | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	5,236	5,166
IFRS 9 | Gross carrying amount | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	990,321	959,080
IFRS 9 | Gross carrying amount | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	394,337	375,069
IFRS 9 | Gross carrying amount | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	534,577	520,137
IFRS 9 | Gross carrying amount | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	61,407	63,874
IFRS 9 | Gross carrying amount | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	72,180	82,582
IFRS 9 | Gross carrying amount | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	582,917	557,864
IFRS 9 | Gross carrying amount | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	162,845	180,624
IFRS 9 | Gross carrying amount | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	5,787	6,628
IFRS 9 | Gross carrying amount | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	35,859	34,186
IFRS 9 | Gross carrying amount | Reverse repurchase agreements - non-trading
Disclosure of financial assets [line items]
Financial assets	65,381
IFRS 9 | Gross carrying amount | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	242,804	201,553
IFRS 9 | Gross carrying amount | Financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	62,684	59,539
IFRS 9 | Gross carrying amount | Prepayments, accrued income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	72,938	75,334
IFRS 9 | Gross carrying amount | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	341,866
IFRS 9 | Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(8,693)	(9,480)
Off-balance sheet commitments	(418)	(473)
Financial assets and off-balance sheet loan commitments	(9,111)	(9,953)
IFRS 9 | Allowance for ECL | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(9,111)
IFRS 9 | Allowance for ECL | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	(84)	(184)
IFRS 9 | Allowance for ECL | Loan and other credit-related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(325)	(376)
IFRS 9 | Allowance for ECL | Loan and other credit-related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	(13)	(14)
IFRS 9 | Allowance for ECL | Loan and other credit-related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(305)	(355)
IFRS 9 | Allowance for ECL | Loan and other credit-related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(7)	(7)
IFRS 9 | Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(93)	(97)
IFRS 9 | Allowance for ECL | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	(1)	(4)
IFRS 9 | Allowance for ECL | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(85)	(89)
IFRS 9 | Allowance for ECL | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(7)	(4)
IFRS 9 | Allowance for ECL | Loans and advances to customers | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(8,625)	(9,343)
IFRS 9 | Allowance for ECL | Loans and advances to customers | – personal | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(2,947)	(3,047)
IFRS 9 | Allowance for ECL | Loans and advances to customers | – corporate and commercial | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(5,552)	(6,053)
IFRS 9 | Allowance for ECL | Loans and advances to customers | – non-bank financial institutions | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(126)	(243)
IFRS 9 | Allowance for ECL | Loans and advances to banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(13)	(23)
IFRS 9 | Allowance for ECL | Other financial assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(55)	(114)
IFRS 9 | Allowance for ECL | Cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(2)	(3)
IFRS 9 | Allowance for ECL | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Reverse repurchase agreements - non-trading | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	0	0
IFRS 9 | Allowance for ECL | Financial investments | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(18)	(16)
IFRS 9 | Allowance for ECL | Prepayments, accrued income and other assets | Financial assets at amortised cost, category
Disclosure of financial assets [line items]
Financial assets	(35)	$ (95)
IFRS 9 | Allowance for ECL | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets [line items]
Financial assets	$ (84)